Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended
	Mar. 31, 2018	Jul. 31, 2026	Jun. 30, 2026	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018
C000198375
Account Value [Line Items]
Accumulated Value	$ 9,884	$ 25,251	$ 24,714	$ 24,646	$ 25,603	$ 24,357	$ 25,994	$ 25,627	$ 24,716	$ 24,772	$ 24,348	$ 25,230	$ 25,393	$ 24,609	$ 24,478	$ 23,941	$ 22,914	$ 22,751	$ 24,580	$ 25,037	$ 23,782	$ 24,763	$ 22,648	$ 23,071	$ 22,175	$ 21,629	$ 21,498	$ 21,062	$ 20,534	$ 21,916	$ 21,358	$ 19,625	$ 19,458	$ 18,148	$ 16,691	$ 16,867	$ 17,873	$ 18,242	$ 17,647	$ 16,391	$ 16,903	$ 16,489	$ 16,177	$ 16,909	$ 15,659	$ 16,809	$ 15,824	$ 14,825	$ 16,121	$ 16,592	$ 14,757	$ 16,151	$ 17,164	$ 18,525	$ 18,130	$ 18,694	$ 20,371	$ 19,817	$ 19,578	$ 18,514	$ 19,367	$ 18,994	$ 18,709	$ 18,128	$ 18,493	$ 17,446	$ 16,637	$ 16,494	$ 16,779	$ 16,399	$ 14,873	$ 15,261	$ 15,637	$ 14,247	$ 13,198	$ 12,810	$ 11,984	$ 10,356	$ 11,890	$ 12,849	$ 12,936	$ 12,617	$ 12,350	$ 12,285	$ 12,058	$ 12,062	$ 11,845	$ 11,024	$ 11,848	$ 11,391	$ 11,043	$ 10,747	$ 9,978	$ 10,864	$ 10,743	$ 11,506	$ 11,415	$ 10,796	$ 10,538	$ 10,216	$ 10,112
C000198380
Account Value [Line Items]
Accumulated Value	9,598	44,038	45,986	49,200	43,583	37,799	38,893	41,730	43,419	43,599	45,773	43,503	41,441	41,777	40,075	37,190	33,536	31,938	34,964	37,003	36,290	35,028	33,172	33,342	32,116	31,686	31,901	29,293	28,216	30,041	29,432	27,471	26,411	25,093	22,314	22,509	24,019	23,964	23,214	21,876	19,806	19,831	18,302	18,523	17,122	18,198	17,194	16,522	18,686	19,739	17,673	19,365	19,863	22,963	22,268	23,406	25,444	25,042	24,802	23,063	24,541	23,503	22,729	21,234	21,498	20,044	19,849	19,503	19,606	18,758	16,977	17,484	18,509	16,759	15,717	14,783	13,796	11,949	13,079	13,985	13,378	12,949	12,331	11,959	11,942	12,219	11,828	11,042	11,951	11,222	10,762	10,283	9,396	10,237	10,277	11,379	11,418	10,600	10,351	10,321	9,699
S&P Total Market Index
Account Value [Line Items]
Accumulated Value	9,736	29,958	30,121	30,230	28,743	26,029	27,381	27,532	27,109	27,111	27,068	26,486	25,602	25,033	24,475	23,282	21,880	22,032	23,419	23,870	23,160	23,879	22,388	22,549	22,094	21,631	21,241	20,601	19,667	20,574	19,930	18,903	18,696	17,747	16,224	16,673	17,511	17,861	17,240	16,135	16,065	15,905	15,498	15,865	14,831	15,758	14,968	13,838	15,261	15,860	14,500	15,831	15,863	17,435	16,888	17,324	18,430	17,756	18,021	16,887	17,690	17,198	16,907	16,489	16,415	15,613	15,088	14,620	14,667	14,037	12,508	12,781	13,269	12,379	11,717	11,453	10,870	9,597	11,135	12,128	12,143	11,803	11,373	11,136	10,947	11,173	11,011	10,290	11,000	10,579	10,429	10,075	9,276	10,230	10,029	10,832	10,814	10,451	10,113	10,046	9,770
S&P Total Market Index
Account Value [Line Items]
Accumulated Value	$ 9,736	$ 29,958	$ 30,121	$ 30,230	$ 28,743	$ 26,029	$ 27,381	$ 27,532	$ 27,109	$ 27,111	$ 27,068	$ 26,486	$ 25,602	$ 25,033	$ 24,475	$ 23,282	$ 21,880	$ 22,032	$ 23,419	$ 23,870	$ 23,160	$ 23,879	$ 22,388	$ 22,549	$ 22,094	$ 21,631	$ 21,241	$ 20,601	$ 19,667	$ 20,574	$ 19,930	$ 18,903	$ 18,696	$ 17,747	$ 16,224	$ 16,673	$ 17,511	$ 17,861	$ 17,240	$ 16,135	$ 16,065	$ 15,905	$ 15,498	$ 15,865	$ 14,831	$ 15,758	$ 14,968	$ 13,838	$ 15,261	$ 15,860	$ 14,500	$ 15,831	$ 15,863	$ 17,435	$ 16,888	$ 17,324	$ 18,430	$ 17,756	$ 18,021	$ 16,887	$ 17,690	$ 17,198	$ 16,907	$ 16,489	$ 16,415	$ 15,613	$ 15,088	$ 14,620	$ 14,667	$ 14,037	$ 12,508	$ 12,781	$ 13,269	$ 12,379	$ 11,717	$ 11,453	$ 10,870	$ 9,597	$ 11,135	$ 12,128	$ 12,143	$ 11,803	$ 11,373	$ 11,136	$ 10,947	$ 11,173	$ 11,011	$ 10,290	$ 11,000	$ 10,579	$ 10,429	$ 10,075	$ 9,276	$ 10,230	$ 10,029	$ 10,832	$ 10,814	$ 10,451	$ 10,113	$ 10,046	$ 9,770